INDEPENDENCE ONE MUTUAL FUNDS
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Supplement to Prospectuses Dated June 30, 2001


Subject to shareholder approval, each of the following portfolios of the Independence One Mutual Funds proposes to reorganize on a tax-free basis into a portfolio of ABN AMRO Funds as follows:

-------------------------- ABN AMRO Portfolio/         Approximate Date of
Independence One           Share Class                 Reorganization
Portfolio/
Share Class
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Independence One Prime     ABN AMRO Institutional      June 3, 2002
Money Market Fund          Prime Money Market Fund
- Class Y Shares           - Class Y Shares
- Class K Shares           - Class YS Shares
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Independence One U.S.      ABN AMRO Treasury Money     June 3, 2002
Treasury Money Market Fund Market Fund
- Class K Shares           - Class I Shares
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Independence One Fixed     ABN AMRO Investment Grade   June 10, 2002
Income Fund                Bond Fund
- Trust Class Shares       - Class I Shares
- Class B Shares           - Class I Shares
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Independence One U.S.      ABN AMRO Investment Grade   June 10, 2002
Government Securities Fund Bond Fund
- Class A Shares           - Class I Shares
- Class B Shares           - Class I Shares
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Independence One Equity ABN AMRO Equity Plus Fund June 10, 2002 Plus Fund -
Trust Class Shares - Class I Shares - Class A Shares - Class I Shares - Class B Shares - Class I Shares
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Independence One Small     ABN AMRO Select Small Cap   June 10, 2002
Cap Fund                   Fund
- Class A Shares
                           - Class N Shares
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Independence One           ABN AMRO International      June 3, 2002
International Equity Fund  Equity Fund
- Class A Shares
                           - Class N Shares
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In addition, subject to shareholder approval, Independence One Michigan
Municipal Cash Fund proposes to reorganize on a tax-free basis into Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust on or about June 10, 2002.

Shareholders will be notified if these reorganizations are not approved. Please keep this supplement for your records.

Federated Securities Corp., Distributor

Cusip 453777799         Cusip 453777302
Cusip 453777823         Cusip 453777401
Cusip 453777831         Cusip 453777708
Cusip 453777849         Cusip 453777203
Cusip 453777815         Cusip 453777864
Cusip 453777807         Cusip 453777872
Cusip 453777773
27391 (4/02)
                                                                  April 23, 2002